Anticipated Future Annual Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2014		$ 5,464
2015		5,464
2016		5,464
2017		5,391
2018		5,174
Thereafter		22,174
Net	$ 46,429	$ 49,131	$ 54,394